Filed Pursuant to Rule 497(e)
1933 Act File No. 333-146827
1940 Act File No. 811-22135

Academy Funds Trust
Innovator McKinley Income Fund
(formerly, Innovator Matrix Income® Fund)

November 20, 2015

EXPLANATORY NOTE

On behalf of the Innovator McKinley Income Fund (formerly, the Innovator Matrix Income® Fund) (the “Fund”), a series of Academy Funds Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the risk/return summary disclosure that was included in the Supplement filed with the Securities and Exchange Commission on behalf of the Fund pursuant to Rule 497(e) under the Securities Act on October 30, 2015; such Supplement (Accession Number 0001137439-15-000204) is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE